32. ASSETS AS HELD FOR SALE AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2020
Gas Distribution Network Third Party [member]
ASSETS AS HELD FOR SALE AND DISCONTINUED OPERATIONS
32.	ASSETS AS HELD FOR SALE AND DISCONTINUED OPERATIONS

Assets and liabilities classified as held for sale, and the results of discontinued and continuing operations, were as follows:

Consolidated and Parent company – Statements of financial position	2020	2019
Assets held for sale – investment in an affiliate	1,258	1,258

Consolidated and Parent company – Statements of income	2019
Loss for write-down of non-current assets held for sale arising from continuing operations, before taxes	73
Net income after taxes – continuing operations	73
Profit for write-down of non-current assets held for sale arising from continuing operations, before taxes	309
Deferred taxes arising from non-current assets held for sale, recognized in continuing operations	(85)
Net income after taxes - discontinued operations	224

Disposal of interest in and control of Light

Partial disposal in 2019

On November 27, 2018, the Board of Directors of the Company decided, in the context of Cemig’s disinvestment program, to maintain as a priority for 2019 the firm commitment to sale of its shares in Light S.A., on conditions that are compatible with the market and also in accordance with the interests of shareholders.

The Company has concluded that its investment in Light meets the criteria of IFRS 5 – Non-current assets held for sale and discontinued operations; being its sale in the near future is highly probable. The Company has also evaluated the effects on the investments held in the companies LightGer, Axxiom, Guanhães and UHE Itaocara, which are jointly controlled by the Company and by Light.

On July 17, 2019, together with the public offering of shares, the Company sold 33,333,333 shares that it held in Light, at the price per share of R$ 18.75, in the total amount of R$625.

With completion of the public offering of shares, the Company’s equity interest in the total capital of this investee was reduced from 49.99% to 22.58%, corresponding 68,621,263 shares of the total 303,934,060. This limited its right of voting in meetings of shareholders, and consequently its ability to direct material activities of the investee.

Thus, as from that date, with the changes of the equity interest in Light, the Company ceased its control over this investee. In these circumstances, the Company wrote down the values of assets and liabilities of its former subsidiary, and recognized, at fair value, its remaining equity interest as an investment in an affiliate or jointly-controlled entity, in accordance with IFRS 10– Consolidated financial statements.

Since the Company maintained its firm commitment to dispose of the remaining equity interest in Light in the near future, the investment in Light continued to be classified as Assets held for sale, in accordance with IFRS 5 – Non-current assets held for sale, and discontinued operations, at the lower of its carrying amount and its fair value less cost to sale. The remeasurement of the remaining equity interest in Light at fair value used the sale price of the shares on the date of the loss of control (Level 1 in the fair value hierarchy), of R$18.75 per share, less the estimated costs for the sale estimated at R$29. The difference between the book value of the remaining equity interest and its fair value was recognized in the net income for the year from continuing operations.

The Company also wrote down the assets and liabilities of the former subsidiaries Itaocara, Guanhães, LightGer and Axxiom, and recognized its remaining equity interest in these investees at fair value as investments in jointly-controlled entities, accounted for by the equity method. These investments, which are jointly controlled with Light, were not classified as held for sale and discontinued operations, since the Company does not have the intention of selling them.

Since this the interest held in light is an investment in associate, it was classified as a non-current asset held for sale, but not as a discontinued operation.

Sale of retained investiment in Light

On January 7, 2021, the Company Board of Directors approved the sale of its 68,621,264 common shares in Light, comprising the Company’s entire holding, in a public offering for distribution of a total of 137,242,528 common shares in Light. This offering comprises: (a) primary distribution of 68,621,264 new common shares in Light (“the Primary Offering”); and (b) a secondary distribution, of the Company shares, with restricted placement efforts. The Board of Directors also approved the non-exercise of the Company’s right of first refusal in the Primary Offering, and, consequently waiver, by the Company, of that right of priority in subscription of shares in the Primary Offering.

On January 22, 2021, the public offering of common shares in Light was completed, and, thus, the Company sold its entire holding of shares in Light at R$20.00 per share for a total of R$1,372.

As a result, the Company recognized, in January, 2021, the gain before taxes of R$109, considering the carrying amount of the non-current asset held for sale at the transaction date. The fiscal cost of the investment was adjusted for the tax calculation, pursuant to tax law, considering the equity value of the investment, plus the goodwill and the excess of net fair value of the investee’s identifiable assets and liabilities over the cost paid in the step-acquisitions.

Cemig’s shares	68,621,263
Sale price of the shares – January 21, 2021	20
Total value	1,372
Estimated cost to sell (0.42%) (1)	(5)
Fair value, less cost to sell on 01/22/2021	1,367
Non-current asset held for sale carrying amount in 12/31/2019	(1,258)
Gains	109
IRPJ and CSLL (2)	(37)
Gain after taxes	72

(1)	The estimated cost to sell includes financing, accounting and legal advices services.
(2)	The adjustment in the tax calculation resulted in a positive effect of R$113.